Taxation (Details 3)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tax Rate Reconciliation
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Effect of tax incentive and holiday (as a percent)	(17.20%)	(15.90%)	(16.00%)
Effect of tax-exempt entities (as a percent)	0.10%	0.30%	0.40%
Change in valuation allowance (as a percent)	1.50%	6.50%	1.30%
Effect of the overseas withholding taxes (as a percent)	1.70%	1.50%	1.80%
Effect of the PRC withholding tax on undistributed earnings (as a percent)	5.40%	3.00%	6.70%
Effect of permanent difference (as a percent)	1.80%	(1.00%)	(0.90%)
Others (as a percent)	(4.10%)	(1.90%)	(4.10%)
Effective income tax rate from continuing operation (as a percent)	14.20%	17.50%	14.20%